CSMC 2022-NQM4 Trust ABS-15G

Exhibit 99.2

Data Compare (Non-Ignored)

Run Date - 6/16/2022 11:29:19 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment